SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended			117 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Other Asset Impairment Charges	$ 0	$ 17,448,198	$ 0	$ 17,448,198
Deferred Tax Assets	$ 0			$ 0